Memorandum items - Other (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 186,927	€ 168,254	€ 176,910
Non-managed marketed funds	48,385	38,563	49,490
Third party debt securities and equity instruments held in custody	236,153	209,269	229,381
Investment funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	145,987	131,965	142,988
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	16,078	15,577	11,843
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 24,862	€ 20,712	€ 22,079